Other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of other receivables and other assets	Other receivables and other assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
OTHER RECEIVABLES AND OTHER ASSETS
Prepaid expenses - non current	—	1,037	2,320
Total non-current other assets	—	1,037	2,320
Research tax credit ("CIR")	4,374	4,595	4,600
VAT receivables	3,961	3,467	14,439
Advance made to the Nice CHU	4,000	—	—
Advance payments for the acquisition of Prosynergia	1,725	—	—
Prepaid expenses	721	915	5,746
Credit notes	4	254	60
Total current other receivables and assets	14,784	9,231	24,845
Other receivables and other assets	14,784	10,268	27,164